UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21679
UM Investment Trust II
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York		NY 10036
(Address of principal executive offices)		(Zip code)

JPMorgan Funds Management, Inc., 522 Fifth Avenue, New York, NY 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-480-4111

Date of fiscal year end:	March 31, 2005

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments.

Undiscovered Managers Spinnaker Fund

Schedule of Investments as of December 31, 2004

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

Undiscovered Managers Spinnaker Fund

Portfolio of Investments

As of December 31, 2004 (unaudited)

	Issuer	Value

Long - Term Investments – 96.9%

	Investment Vehicles* — 96.9%
	Capital Structure Arbitrage – 8.4%
	HBV Rediscovered Opportunities Fund, LP	$584,965
	Equity Trading – 9.2%
	Bayou Accredited Fund, LP	638,493
	Fixed Income Trading – 9.3%
	The Lynx Fund I, LP	639,200
	Long/Short Low Net Exposure – 32.9%
	Basix Capital Fund, LP	556,129
	Kettle Hill Partners, LP	577,675
	Loch Capital Fund II, LP	560,929
	Trivium Onshore Fund, LP	569,452

		2,264,185
	Specialty Fixed Income – 18.5%
	Footbridge Capital, LLC	638,406
	SBA Partners, LLP	635,304

		1,273,710
	Trade Finance – 18.6%
	Centrix Loan Participation Fund	639,923
	SageCrest II, LLC	640,559

		1,280,482

	Total Investment Vehicles
	(Cost $6,610,000)	6,681,035

Short - Term Investment – 1.3%

Shares
	Money Market Fund — 1.3%
86,937	Federated Prime Value Obligations Fund
	(Cost $86,937)	86,937

	Total Investments — 98.2%
	(Cost $6,696,937)	6,767,972
	Other assets in excess of liabilities — 1.8%	120,008

	NET ASSETS — 100.0%	$6,887,980

*       The investments in Investment Vehicles shown above, representing 100.0 % of the total investments have been fair valued and are illiquid and restricted as to resale or transfer.

No shareholder is permitted to tender their shares that have been outstanding for less than one year as of the repurchase date.

Percentages indicated are based on net assets.

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report,  that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UM Investment Trust II

By (Signature and Title)	/s/ George C.W. Gatch
George C.W. Gatch, President

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ George C.W. Gatch
George C.W. Gatch, President

Date	May 27, 2005

By (Signature and Title)	/s/ Suzanne E. Cioffi
Suzanne E. Cioffi, Principal Financial Officer

Date	May 27, 2005

<Attach Section 302 certification (Sec 302- UMIT) as EDGAR EX-99.CERT exhibit document to Form N-Q>